Inventories, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Inventories, Net [Abstract]
INVENTORIES, NET

NOTE 6 – INVENTORIES, NET

At June 30, 2024 and December 31, 2023, inventories consisted of the following.

	June 30, 2024	December 31, 2023
	(Unaudited)
Purchased goods	$209,513	$236,739
Less: reserve for obsolete inventories	(16,830)	(17,234)
Total	$192,683	$219,505

Inventories include computer, network hardware, and GTDs. The Company reviews its inventories periodically to determine if any reserves are necessary for potential obsolescence or if the carrying value exceeds net realizable value.

NOTE 6 – INVENTORIES, NET

As of December 31, 2023 and 2022, inventories consisted of the following.

	2023	2022

Inventory	$236,739	$442,681
Less: reserve for obsolete inventories	(17,234)	(12,011)
Total	$219,505	$430,670

Inventories include computer, network hardware, and GTDs. The Company reviews its inventories periodically to determine if any reserves are necessary for potential obsolescence or if a write-down is necessary if the carrying value exceeds net realizable value.